Summary of Significant Accounting Policies - Summarizes the Group's Transaction and Service Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	$ 70,615	$ 91,621	$ 55,891
Lifestyle Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	47,722	46,752	54,962
Consumption Loans (Net of Customer Acquisition Incentive)
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	$ 22,893	$ 44,869	$ 929